Related party transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related-party transactions
Note 27: Related party transactions

Financing Transactions
Certain directors and executives of the Bank, companies in which they are principal owners and/or members of the board, and trusts in which they are involved, have loans, and/or are guarantors for loans, deposits with the Bank. Loans to directors were made in the ordinary course of business at normal credit terms, including interest rate and collateral requirements. Loans to executives may be eligible for preferential rates. All of these loans were considered performing loans as at December 31, 2021 and December 31, 2020. Loan balances with directors and executives of the Bank, companies in which they are principal owners and/or members of the board, and trusts in which they are involved were as follows:

Balance at December 31, 2019	38,641
Loans issued during the year	37,073
Loan repayments and the effect of changes in the composition of related parties	(33,323)
Balance at December 31, 2020	42,391
Loans issued during the period	6,263
Loan repayments and the effect of changes in the composition of related parties	(41,279)
Balance at December 31, 2021	7,375

Consolidated balance sheets		December 31, 2021	December 31, 2020
Deposits		21,683	19,591

	Year ended December 31
Consolidated statement of operations	2021	2020	2019
Interest and fees on loans	1,209	1,444	1,887

Certain affiliates of the Bank have loans and deposits with the Bank which were made and are maintained in the ordinary course of business on normal commercial terms. Balances with these parties were as follows:

Consolidated balance sheets		December 31, 2021	December 31, 2020
Loans		10,489	12,939
Deposits		441	423

	Year ended December 31
Consolidated statement of operations	2021	2020	2019
Interest and fees on loans	618	654	677
Other gains/losses	99	742	—
Total non-interest expense	1,519	1,431	1,717

Investments
The Bank held seed investments in Butterfield mutual funds, which were managed by a wholly-owned subsidiary of the Bank. These investments were sold during the year ended December 31, 2021 and were included in equity securities at their fair value as follows:

Consolidated balance sheets	December 31, 2021	December 31, 2020
Equity securities
Fair value	—	7,081
Unrealized gain	—	2,531
As at December 31, 2021, several Butterfield mutual funds which are managed by a wholly owned subsidiary of the Bank, had loan balances and deposit balances held with the Bank. The Bank also earned asset management revenue and custody and other administration services revenue from funds managed by a wholly-owned subsidiary of the Bank and from directors and executives, companies in which they are principal owners and/or members of the board and trusts in which they are involved, as well as other income from other related parties.

Consolidated balance sheets		December 31, 2021	December 31, 2020
Loans		—	2,518
Deposits		22,346	26,541

	Year ended December 31
Consolidated statement of operations	2021	2020	2019
Asset management	5,217	7,131	10,273
Custody and other administration services	622	1,108	1,452
Other non-interest income	6	729	1,458